T. ROWE PRICE Balanced Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 0.9%
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  2,100,000 2,096
Avis Budget Rental Car Funding AESOP
Series 2017-1A, Class B
3.41%, 9/20/23 (1) 1,000,000 1,018
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 1,165,000 1,237
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 411,238 429
CarMax Auto Owner Trust
Series 2018-2, Class A3
2.98%, 1/17/23  53,952 54
CarMax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  1,205,000 1,200
CIFC Funding
Series 2015-5A, Class A1R, CLO, FRN
3M USD LIBOR + 0.86%, 0.985%, 10/25/27 (1) 1,937,535 1,935
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 1.288%, 7/15/36 (1) 1,380,000 1,380
CNH Equipment Trust
Series 2019-C, Class B
2.35%, 4/15/27  2,575,000 2,663
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 668,250 697
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 1,233,800 1,268
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 1,540,000 1,540
Dryden
Series 2020-77A, Class AR, CLO, FRN
3M USD LIBOR + 1.12%, 1.254%, 5/20/34 (1) 1,935,000 1,936
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 265,831 272
Exeter Automobile Receivables Trust
Series 2021-2A, Class C
0.98%, 6/15/26  895,000 897

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 1,665,000 1,669
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  1,275,000 1,270
GM Financial Consumer Automobile Receivables Trust
Series 2018-2, Class A3
2.81%, 12/16/22  110,405 111
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class D
1.91%, 9/16/27  1,355,000 1,388
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 1,925,450 2,045
JPMorgan Chase Bank
Series 2021-2, Class C
0.969%, 12/26/28 (1) 785,000 785
Magnetite XXIII
Series 2019-23A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 1.425%, 10/25/32 (1) 2,020,000 2,021
MVW
Series 2019-2A, Class A
2.22%, 10/20/38 (1) 1,428,332 1,452
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 1,408,096 1,443
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 1,362,628 1,392
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 1,553,659 1,583
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 660,210 664
Navient Private Education Refi Loan Trust
Series 2021-A, Class A
0.84%, 5/15/69 (1) 671,873 671
OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 1.304%, 10/17/29 (1) 1,026,918 1,027
OZLM VIII
Series 2014-8A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.80%, 1.934%, 10/17/29 (1) 1,295,000 1,295
Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (1) 3,031,250 3,033

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Santander Retail Auto Lease Trust
Series 2019-A, Class A3
2.77%, 6/20/22 (1) 59,964 60
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 1,635,000 1,632
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 841,378 887
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 1,620,634 1,626
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 3,116,865 3,070
Synchrony Credit Card Master Note Trust
Series 2017-2, Class A
2.62%, 10/15/25  920,000 943
Total Asset-Backed Securities (Cost $48,181) 48,689
BOND MUTUAL FUNDS 5.9%
T. Rowe Price Inflation Protected Bond Fund - I Class, 3.15% (2)(3) 1,198 16
T. Rowe Price Institutional High Yield Fund - Institutional Class,
3.73% (2)(3) 29,886,932 264,798
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 2.66% (2)(3) 7,587,347 41,731
Total Bond Mutual Funds (Cost $301,318) 306,545
COMMON STOCKS 61.2%
COMMUNICATION SERVICES 8.0%
Diversified Telecommunication Services 0.5%
AT&T  111,977 3,025
KT (KRW)  97,057 2,654
Nippon Telegraph & Telephone (JPY)  596,400 16,526
Telecom Italia (EUR)  4,451,153 1,796
Verizon Communications  45,456 2,455
26,456
Entertainment 1.2%
Electronic Arts  11,023 1,568
Netflix (4) 33,216 20,273
Playtika Holding (4) 27,197 751
Roku (4) 2,840 890

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sea, ADR (4) 51,845 16,524
Spotify Technology (4) 9,248 2,084
Walt Disney (4) 112,813 19,085
61,175
Interactive Media & Services 5.2%
Alphabet, Class A (4) 9,154 24,473
Alphabet, Class C (4) 51,110 136,224
Facebook, Class A (4) 207,846 70,541
NAVER (KRW)  16,191 5,253
Pinterest, Class A (4) 92,753 4,726
Snap, Class A (4) 190,345 14,061
Tencent Holdings (HKD)  151,400 9,038
Z Holdings (JPY)  673,200 4,309
268,625
Media 0.6%
Charter Communications, Class A (4) 4,016 2,922
Comcast, Class A  197,655 11,055
CyberAgent (JPY)  401,000 7,736
DISH Network, Class A (4) 4,347 189
Liberty Broadband, Class C (4) 12,722 2,197
Stroeer (EUR)  39,110 3,221
WPP (GBP)  490,953 6,577
33,897
Wireless Telecommunication Services 0.5%
SoftBank Group (JPY)  61,500 3,554
T-Mobile U.S. (4) 115,444 14,749
Vodafone Group, ADR  344,294 5,319
23,622
Total Communication Services 413,775
CONSUMER DISCRETIONARY 7.3%
Auto Components 0.4%
Aptiv (4) 9,381 1,397
Autoliv, SDR (SEK) (5) 39,941 3,428
Denso (JPY)  63,000 4,114
Magna International  127,522 9,595
Stanley Electric (JPY)  117,800 2,975
Sumitomo Rubber Industries (JPY)  136,900 1,737
23,246
Automobiles 0.6%
Ferrari  8,624 1,803
General Motors (4) 15,336 808
Honda Motor (JPY)  81,800 2,515

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Suzuki Motor (JPY)  100,800 4,504
Tesla (4) 7,478 5,799
Toyota Motor (JPY)  801,500 14,281
29,710
Hotels, Restaurants & Leisure 1.4%
Airbnb, Class A (4) 1,583 266
Booking Holdings (4) 2,987 7,091
Chipotle Mexican Grill (4) 4,256 7,735
Compass Group (GBP) (4) 326,888 6,685
Hilton Worldwide Holdings (4) 73,507 9,711
Las Vegas Sands (4) 13,206 483
Marriott International, Class A (4) 64,464 9,547
McDonald's  15,517 3,741
MGM Resorts International  137,144 5,918
Starbucks  91,044 10,043
Wynn Resorts (4) 5,864 497
Yum! Brands  89,279 10,920
72,637
Household Durables 0.4%
NVR (4) 229 1,098
Panasonic (JPY)  422,700 5,239
Persimmon (GBP)  140,828 5,037
Sony Group (JPY)  74,200 8,238
19,612
Internet & Direct Marketing Retail 2.5%
Alibaba Group Holding, ADR (4) 29,664 4,392
Amazon.com (4) 30,811 101,215
ASOS (GBP) (4) 119,239 4,804
Coupang (4) 74,471 2,074
Delivery Hero (EUR) (4) 8,104 1,034
DoorDash, Class A (4) 31,937 6,578
THG (GBP) (4) 226,082 1,544
Zalando (EUR) (4) 66,809 6,093
127,734
Multiline Retail 0.2%
Dollar General  28,233 5,989
Dollar Tree (4) 8,199 785
Next (GBP)  52,299 5,753
12,527
Specialty Retail 1.1%
AutoZone (4) 871 1,479
Burlington Stores (4) 5,638 1,599
CarMax (4) 3,274 419

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Carvana (4) 29,224 8,812
Home Depot  42,036 13,799
Kingfisher (GBP)  1,820,863 8,219
Lowe's  12,223 2,479
O'Reilly Automotive (4) 3,207 1,960
Ross Stores  65,716 7,153
TJX  124,297 8,201
Ulta Beauty (4) 2,474 893
55,013
Textiles, Apparel & Luxury Goods 0.7%
Dr. Martens (GBP) (4) 535,458 2,860
EssilorLuxottica (EUR)  31,993 6,114
Kering (EUR)  6,487 4,607
Lululemon Athletica (4) 16,031 6,488
Moncler (EUR)  94,081 5,738
NIKE, Class B  67,352 9,781
Samsonite International (HKD) (4) 1,002,300 2,152
VF  6,577 441
38,181
Total Consumer Discretionary 378,660
CONSUMER STAPLES 2.6%
Beverages 0.5%
Coca-Cola  97,350 5,108
Diageo (GBP)  166,943 8,083
Keurig Dr Pepper  72,144 2,464
Kirin Holdings (JPY)  171,700 3,187
Monster Beverage (4) 17,713 1,573
PepsiCo  26,326 3,960
24,375
Food & Staples Retailing 0.4%
Costco Wholesale  9,775 4,393
Seven & i Holdings (JPY)  177,200 8,067
Walmart  46,889 6,535
Welcia Holdings (JPY)  77,300 2,786
21,781
Food Products 0.8%
Barry Callebaut (CHF)  1,673 3,794
Conagra Brands  17,439 591
Darling Ingredients (4) 3,867 278
Mondelez International, Class A  68,755 4,000
Mowi, ADR  6,600 167
Nestle (CHF)  239,187 28,820
Tyson Foods, Class A  15,118 1,193

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wilmar International (SGD)  1,712,000 5,289
44,132
Household Products 0.2%
Colgate-Palmolive  10,294 778
Kimberly-Clark  17,675 2,341
Procter & Gamble  47,780 6,679
9,798
Personal Products 0.6%
Estee Lauder, Class A  5,844 1,753
L'Oreal (EUR)  23,495 9,722
Pola Orbis Holdings (JPY)  53,200 1,224
Unilever (GBP)  328,670 17,794
30,493
Tobacco 0.1%
Altria Group  40,172 1,829
Philip Morris International  40,450 3,834
5,663
Total Consumer Staples 136,242
ENERGY 0.9%
Energy Equipment & Services 0.1%
Halliburton  97,383 2,106
Worley (AUD)  537,073 3,778
5,884
Oil, Gas & Consumable Fuels 0.8%
Chevron  24,021 2,437
ConocoPhillips  67,994 4,608
Devon Energy  15,502 550
EOG Resources  47,121 3,782
Equinor (NOK)  378,377 9,622
Exxon Mobil  42,061 2,474
Marathon Petroleum  18,065 1,117
Royal Dutch Shell, Class B, ADR  93,181 4,125
TotalEnergies (EUR)  197,328 9,432
TotalEnergies, ADR  45,017 2,158
40,305
Total Energy 46,189
FINANCIALS 9.0%
Banks 3.2%
Australia & New Zealand Banking Group (AUD)  227,698 4,573
Bank of America  580,472 24,641
BNP Paribas (EUR)  94,053 6,018

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Citigroup  117,700 8,260
Citizens Financial Group  41,211 1,936
Close Brothers Group (GBP)  82,250 1,708
DBS Group Holdings (SGD)  157,700 3,494
DNB Bank (NOK)  495,038 11,255
Erste Group Bank (EUR)  108,225 4,752
Fifth Third Bancorp  108,364 4,599
Huntington Bancshares  242,297 3,746
ING Groep (EUR)  775,999 11,282
Intesa Sanpaolo (EUR)  1,262,612 3,574
JPMorgan Chase  22,012 3,603
Lloyds Banking Group (GBP)  8,035,059 5,001
Mitsubishi UFJ Financial Group (JPY)  760,800 4,497
National Bank of Canada (CAD) (5) 125,940 9,673
PNC Financial Services Group  16,300 3,189
Signature Bank  6,636 1,807
Standard Chartered (GBP)  334,890 1,958
Sumitomo Mitsui Trust Holdings (JPY)  89,054 3,067
Svenska Handelsbanken, Class A (SEK)  506,498 5,672
United Overseas Bank (SGD)  326,000 6,167
Wells Fargo  678,251 31,478
165,950
Capital Markets 2.2%
Apollo Global Management  27,354 1,685
Bank of New York Mellon  17,962 931
Bridgepoint Group (GBP) (4) 458,794 3,116
Cboe Global Markets  9,823 1,217
Charles Schwab  317,251 23,109
CME Group  16,362 3,164
Goldman Sachs Group  59,043 22,320
Intercontinental Exchange  21,678 2,489
Invesco  10,190 246
Julius Baer Group (CHF)  85,573 5,685
KKR  20,843 1,269
Macquarie Group (AUD)  39,732 5,133
MarketAxess Holdings  1,531 644
Morgan Stanley  376,535 36,641
MSCI  1,503 914
S&P Global  11,426 4,855
State Street  13,307 1,127
Tradeweb Markets, Class A  3,601 291
XP, Class A (4) 40,286 1,618
116,454
Diversified Financial Services 0.5%
Berkshire Hathaway, Class B (4) 29,670 8,098

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Challenger (AUD)  426,007 1,896
Element Fleet Management (CAD)  566,194 5,713
Equitable Holdings  247,738 7,343
Mitsubishi HC Capital (JPY)  408,800 2,137
Voya Financial  7,589 466
25,653
Insurance 3.0%
AIA Group (HKD)  256,800 2,954
American International Group  499,619 27,424
Assurant  9,238 1,457
Aviva (GBP)  760,441 4,030
AXA (EUR)  476,162 13,196
Chubb  77,194 13,392
Direct Line Insurance Group (GBP)  780,509 3,038
Hartford Financial Services Group  165,634 11,636
Marsh & McLennan  31,264 4,734
MetLife  134,987 8,333
Munich Re (EUR)  46,539 12,699
PICC Property & Casualty, Class H (HKD)  4,082,000 3,960
Ping An Insurance Group, Class H (HKD)  320,000 2,189
Progressive  5,899 533
RenaissanceRe Holdings  12,678 1,767
Sampo, Class A (EUR)  177,867 8,794
Storebrand (NOK)  654,019 6,226
Sun Life Financial (CAD)  185,297 9,538
Tokio Marine Holdings (JPY)  140,500 7,532
Travelers  32,874 4,997
Zurich Insurance Group (CHF)  15,403 6,299
154,728
Thrifts & Mortgage Finance 0.1%
Housing Development Finance (INR)  121,499 4,474
4,474
Total Financials 467,259
HEALTH CARE 8.2%
Biotechnology 0.4%
AbbVie  106,810 11,522
Amgen  11,570 2,460
Biogen (4) 7,635 2,161
Exact Sciences (4) 847 81
Incyte (4) 7,610 523
Moderna (4) 4,400 1,693
Regeneron Pharmaceuticals (4) 1,371 830
Seagen (4) 4,576 777

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vertex Pharmaceuticals (4) 2,299 417
20,464
Health Care Equipment & Supplies 2.4%
Abbott Laboratories  44,098 5,209
Alcon (CHF)  33,796 2,736
Align Technology (4) 1,684 1,120
Becton Dickinson & Company  44,121 10,846
Cooper  916 379
Danaher  112,747 34,325
DENTSPLY SIRONA  27,027 1,569
Elekta, Class B (SEK)  307,103 3,439
Hologic (4) 16,703 1,233
Intuitive Surgical (4) 17,339 17,237
Koninklijke Philips (EUR)  209,842 9,323
Medtronic  107,911 13,527
Siemens Healthineers (EUR)  121,188 7,860
STERIS  1,500 306
Stryker  39,477 10,411
Teleflex  14,906 5,613
125,133
Health Care Providers & Services 1.5%
Anthem  34,032 12,687
Centene (4) 118,252 7,368
Cigna  15,204 3,043
CVS Health  19,449 1,651
Fresenius (EUR)  147,899 7,079
HCA Healthcare  70,382 17,083
Humana  9,913 3,858
McKesson  1,880 375
UnitedHealth Group  70,858 27,687
80,831
Health Care Technology 0.0%
Veeva Systems, Class A (4) 7,608 2,192
2,192
Life Sciences Tools & Services 0.9%
Agilent Technologies  83,959 13,226
Evotec (EUR) (4) 78,799 3,737
PerkinElmer  16,400 2,842
Thermo Fisher Scientific  43,597 24,908
44,713
Pharmaceuticals 3.0%
Astellas Pharma (JPY)  726,500 11,958
AstraZeneca, ADR  449,955 27,024

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bausch Health (4) 15,002 418
Bayer (EUR)  135,528 7,356
Bristol-Myers Squibb  6,100 361
Elanco Animal Health (4) 253,875 8,096
Eli Lilly  94,487 21,831
GlaxoSmithKline, ADR  153,062 5,849
Ipsen (EUR)  30,237 2,881
Johnson & Johnson  30,492 4,925
Merck  30,974 2,326
Novartis (CHF)  156,115 12,801
Otsuka Holdings (JPY)  123,800 5,294
Pfizer  85,600 3,682
Roche Holding (CHF)  47,370 17,289
Roche Holding, ADR  15,800 718
Sanofi (EUR)  142,069 13,676
Sanofi, ADR  46,278 2,231
Takeda Pharmaceutical, ADR (5) 131,895 2,160
Zoetis  36,533 7,093
157,969
Total Health Care 431,302
INDUSTRIALS & BUSINESS SERVICES 5.6%
Aerospace & Defense 0.3%
Boeing (4) 13,090 2,879
L3Harris Technologies  9,135 2,012
Meggitt (GBP) (4) 471,446 4,651
Raytheon Technologies  4,700 404
Safran (EUR)  34,751 4,396
Textron  31,587 2,205
TransDigm Group (4) 695 434
16,981
Air Freight & Logistics 0.3%
FedEx  11,710 2,568
United Parcel Service, Class B  61,637 11,224
13,792
Airlines 0.0%
Southwest Airlines (4) 23,000 1,183
United Airlines Holdings (4) 14,849 706
1,889
Commercial Services & Supplies 0.2%
Cintas  1,875 714
Copart (4) 12,167 1,688
Republic Services  55,797 6,699

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Waste Connections  16,483 2,075
11,176
Electrical Equipment 0.7%
ABB (CHF)  259,147 8,669
Hubbell  28,208 5,096
Legrand (EUR)  43,965 4,711
Mitsubishi Electric (JPY)  647,100 8,993
Prysmian (EUR)  170,221 5,946
Schneider Electric (EUR)  16,354 2,724
36,139
Industrial Conglomerates 1.8%
3M  15,068 2,643
DCC (GBP)  51,856 4,323
General Electric  361,317 37,227
Honeywell International  41,177 8,741
Melrose Industries (GBP)  2,679,061 6,220
Roper Technologies  12,889 5,750
Siemens (EUR)  169,819 27,774
92,678
Machinery 0.7%
Caterpillar  12,019 2,307
Cummins  13,331 2,994
Flowserve  16,644 577
Fortive  100,939 7,123
Illinois Tool Works  3,800 785
Ingersoll Rand (4) 27,294 1,376
KION Group (EUR)  74,828 6,958
Knorr-Bremse (EUR)  27,327 2,924
Otis Worldwide  26,217 2,157
PACCAR  35,060 2,767
Parker-Hannifin  5,165 1,444
SMC (JPY)  4,100 2,558
Snap-on  1,466 306
THK (JPY)  84,400 1,852
36,128
Professional Services 0.6%
Clarivate (4) 21,576 473
CoStar Group (4) 40,444 3,481
Equifax  4,657 1,180
Jacobs Engineering Group  47,917 6,350
Leidos Holdings  14,957 1,438
Recruit Holdings (JPY)  134,800 8,240
TechnoPro Holdings (JPY)  194,500 5,849
Teleperformance (EUR)  11,873 4,670

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TransUnion  9,442 1,060
32,741
Road & Rail 0.5%
Canadian Pacific Railway  13,700 891
Central Japan Railway (JPY)  30,200 4,821
CSX  231,406 6,882
Norfolk Southern  44,514 10,650
Union Pacific  17,803 3,490
26,734
Trading Companies & Distributors 0.5%
Ashtead Group (GBP)  108,194 8,179
Bunzl (GBP)  90,955 3,001
Mitsubishi (JPY)  142,900 4,487
Sumitomo (JPY)  315,100 4,439
United Rentals (4) 10,695 3,753
23,859
Total Industrials & Business Services 292,117
INFORMATION TECHNOLOGY 13.6%
Communications Equipment 0.3%
Cisco Systems  95,865 5,218
LM Ericsson, Class B (SEK) (5) 785,677 8,868
Motorola Solutions  8,648 2,009
16,095
Electronic Equipment, Instruments & Components 0.5%
Amphenol, Class A  47,866 3,505
CDW  6,861 1,249
Hamamatsu Photonics (JPY)  79,700 4,930
Keysight Technologies (4) 2,467 405
Largan Precision (TWD)  22,000 1,714
Murata Manufacturing (JPY)  82,900 7,333
Omron (JPY)  41,900 4,146
TE Connectivity  8,336 1,144
Teledyne Technologies (4) 4,624 1,987
Trimble (4) 10,678 878
27,291
IT Services 2.9%
Accenture, Class A  15,806 5,057
Affirm Holdings (4) 32,398 3,860
Amadeus IT Group, A Shares (EUR) (4) 47,200 3,104
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $1,137 (4)(6)(7) 202,596 1,092
Cognizant Technology Solutions, Class A  27,508 2,041

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fidelity National Information Services  39,941 4,860
Fiserv (4) 161,540 17,527
FleetCor Technologies (4) 13,513 3,531
Global Payments  62,166 9,796
Mastercard, Class A  53,788 18,701
MongoDB (4) 9,016 4,251
NTT Data (JPY)  542,800 10,495
PayPal Holdings (4) 56,262 14,640
Shopify, Class A (4) 3,458 4,688
Snowflake, Class A (4) 3,877 1,173
Square, Class A (4) 24,796 5,947
Toast, Class A (4) 2,808 140
Twilio, Class A (4) 3,700 1,180
VeriSign (4) 7,698 1,578
Visa, Class A  157,576 35,100
148,761
Semiconductors & Semiconductor Equipment 3.6%
Advanced Micro Devices (4) 108,455 11,160
Analog Devices  63,366 10,613
Applied Materials  96,102 12,371
ASML Holding (EUR)  21,698 16,210
ASML Holding  12,643 9,420
Broadcom  45,065 21,853
KLA  9,820 3,285
Lam Research  599 341
Marvell Technology  44,163 2,664
Microchip Technology  27,495 4,220
Micron Technology  19,300 1,370
Monolithic Power Systems  4,595 2,227
NVIDIA  92,787 19,222
NXP Semiconductors  59,071 11,570
QUALCOMM  73,806 9,520
Renesas Electronics (JPY) (4) 256,500 3,157
Taiwan Semiconductor Manufacturing (TWD)  1,001,969 20,723
Taiwan Semiconductor Manufacturing, ADR  19,851 2,216
Texas Instruments  70,133 13,480
Tokyo Electron (JPY)  14,800 6,538
Xilinx  22,748 3,435
185,595
Software 4.6%
Atlassian, Class A (4) 8,316 3,255
Bill.com Holdings (4) 9,560 2,552
Canva, Acquisition Date: 8/16/21, Cost $194 (4)(6)(7) 114 194
Citrix Systems  16,417 1,763
Coupa Software (4) 6,769 1,484

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Crowdstrike Holdings, Class A (4) 3,315 815
Datadog, Class A (4) 10,710 1,514
DocuSign (4) 14,276 3,675
Fortinet (4) 15,805 4,616
Intuit  32,448 17,506
Microsoft  495,134 139,588
NortonLifeLock  84,299 2,133
Paycom Software (4) 1,401 695
salesforce.com (4) 81,504 22,105
SAP (EUR)  60,332 8,159
ServiceNow (4) 25,786 16,046
Synopsys (4) 19,479 5,832
Workday, Class A (4) 6,949 1,736
Zoom Video Communications, Class A (4) 26,698 6,981
240,649
Technology Hardware, Storage & Peripherals 1.7%
Apple  534,820 75,677
Samsung Electronics (KRW)  210,555 13,053
88,730
Total Information Technology 707,121
MATERIALS 3.1%
Chemicals 1.5%
Air Liquide (EUR)  38,199 6,118
Akzo Nobel (EUR)  57,114 6,240
Albemarle  2,626 575
Asahi Kasei (JPY)  473,100 5,070
BASF (EUR)  77,411 5,869
CF Industries Holdings  7,431 415
Covestro (EUR)  62,773 4,278
International Flavors & Fragrances  26,395 3,529
Johnson Matthey (GBP)  177,313 6,361
Linde  63,825 18,725
PPG Industries  30,688 4,389
RPM International  12,542 974
Sherwin-Williams  41,436 11,591
Tosoh (JPY)  50,800 921
Umicore (EUR)  82,200 4,863
79,918
Construction Materials 0.1%
Martin Marietta Materials  4,477 1,530
Vulcan Materials  10,162 1,719
3,249

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Containers & Packaging 0.9%
Amcor, CDI (AUD)  287,850 3,346
Avery Dennison  12,419 2,573
Ball  28,958 2,605
International Paper  252,476 14,119
Packaging Corp. of America  52,072 7,157
Sealed Air  31,390 1,720
Westrock  303,490 15,123
46,643
Metals & Mining 0.5%
Antofagasta (GBP)  283,567 5,153
BHP Group (AUD)  88,146 2,354
BHP Group (GBP)  248,592 6,263
IGO (AUD)  1,213,263 7,604
Rio Tinto (AUD)  29,571 2,105
South32 (AUD)  1,418,667 3,521
27,000
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  299,253 4,985
West Fraser Timber  2,000 168
5,153
Total Materials 161,963
REAL ESTATE 1.4%
Equity Real Estate Investment Trusts 1.2%
Alexandria Real Estate Equities, REIT  18,977 3,626
American Tower, REIT  11,357 3,014
AvalonBay Communities, REIT  6,111 1,355
Camden Property Trust, REIT  42,776 6,308
Equinix, REIT  2,542 2,009
Equity LifeStyle Properties, REIT  54,166 4,230
Equity Residential, REIT  10,471 847
Essex Property Trust, REIT  2,500 799
Great Portland Estates (GBP)  433,055 4,347
Prologis, REIT  166,345 20,865
Public Storage, REIT  965 287
SBA Communications, REIT  629 208
Scentre Group (AUD)  1,560,468 3,321
Simon Property Group, REIT  3,700 481
Sun Communities, REIT  2,031 376
Welltower, REIT  112,562 9,275
Weyerhaeuser, REIT  38,159 1,357
62,705

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Real Estate Management & Development 0.2%
Mitsui Fudosan (JPY)  332,400 7,896
Opendoor Technologies (4) 23,352 480
8,376
Total Real Estate 71,081
UTILITIES 1.5%
Electric Utilities 0.5%
Evergy  12,662 788
Eversource Energy  43,382 3,547
Exelon  17,571 849
NextEra Energy  169,459 13,306
Southern  121,108 7,505
Xcel Energy  17,100 1,069
27,064
Gas Utilities 0.0%
Atmos Energy  7,399 652
Beijing Enterprises Holdings (HKD)  479,000 1,912
2,564
Independent Power & Renewable Electricity Producers 0.1%
AES  94,596 2,160
Electric Power Development (JPY)  153,100 2,195
4,355
Multi-Utilities 0.9%
Ameren  34,950 2,831
CMS Energy  27,361 1,634
Dominion Energy  95,923 7,004
Engie (EUR)  646,674 8,461
National Grid (GBP)  472,710 5,633
Public Service Enterprise Group  13,809 841
Sempra Energy  135,651 17,160
WEC Energy Group  17,179 1,515
45,079
Total Utilities 79,062
Total Common Stocks (Cost $1,566,090) 3,184,771
CONVERTIBLE BONDS 0.0%
Rivian Automotive, 0.00%, 7/23/26, Acquisition Date: 7/23/21,
Cost $2,012 (4)(6)(7) 2,012,218 2,012
Total Convertible Bonds (Cost $2,012) 2,012

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Rivian Automotive, Series F, Acquisition Date: 1/19/21,
Cost $1,652 (4)(6)(7) 44,822 3,184
Total Consumer Discretionary 3,184
INFORMATION TECHNOLOGY 0.0%
Software 0.0%
Databricks, Series G, Acquisition Date: 2/1/21, Cost $229 (4)(6)(7) 1,293 285
Databricks, Series H, Acquisition Date: 8/31/21, Cost $625 (4)(6)
(7) 2,835 625
Gusto, Series E, Acquisition Date: 7/13/21, Cost $317 (4)(6)(7) 10,431 317
Total Information Technology 1,227
UTILITIES 0.0%
Electric Utilities 0.0%
Southern, Series A, 6.75%, 8/1/22  18,082 912
912
Independent Power & Renewable Electricity Producers 0.0%
AES, 6.875%, 2/15/24  18,445 1,766
1,766
Total Utilities 2,678
Total Convertible Preferred Stocks (Cost $5,577) 7,089
CORPORATE BONDS 9.0%
Abbott Laboratories, 1.15%, 1/30/28  1,460,000 1,425
Abbott Laboratories, 3.40%, 11/30/23  1,281,000 1,356
AbbVie, 2.95%, 11/21/26  920,000 986
AbbVie, 3.20%, 5/14/26  420,000 453
AbbVie, 3.60%, 5/14/25  1,630,000 1,757
AbbVie, 4.50%, 5/14/35  1,900,000 2,271
AbbVie, 4.70%, 5/14/45  915,000 1,130
ABN AMRO Bank, 4.75%, 7/28/25 (1) 940,000 1,043
AerCap Ireland Capital, 3.50%, 5/26/22  560,000 569
AerCap Ireland Capital, 4.125%, 7/3/23  1,945,000 2,050
AerCap Ireland Capital, 6.50%, 7/15/25  365,000 423
Agilent Technologies, 3.875%, 7/15/23  975,000 1,026
AHS Hospital, 5.024%, 7/1/45  1,600,000 2,168
AIA Group, 3.20%, 3/11/25 (1) 1,020,000 1,078
AIA Group, 3.60%, 4/9/29 (1) 1,280,000 1,400

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Air Lease, 3.625%, 4/1/27  1,025,000 1,103
Alcon Finance, 2.60%, 5/27/30 (1) 1,300,000 1,327
Alexandria Real Estate Equities, 3.95%, 1/15/27  655,000 729
Alfa SAB de CV, 5.25%, 3/25/24 (1) 395,000 426
Allstate, 5.55%, 5/9/35  1,000,000 1,335
Altria Group, 2.35%, 5/6/25  415,000 430
Amazon.com, 2.80%, 8/22/24  1,055,000 1,117
Amazon.com, 3.875%, 8/22/37  1,645,000 1,946
Amazon.com, 5.20%, 12/3/25  1,850,000 2,149
America Movil SAB de CV, 2.875%, 5/7/30  2,525,000 2,628
America Movil SAB de CV, 6.375%, 3/1/35  300,000 421
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26  839,728 850
American Airlines PTT, Series 2016-1, Class B, 5.25%, 1/15/24  1,351,044 1,324
American Campus Communities Operating Partnership, 3.625%,
11/15/27  1,860,000 2,026
American Express, 3.70%, 11/5/21  2,040,000 2,040
American Honda Finance, 0.75%, 8/9/24  2,335,000 2,335
American International Group, 3.40%, 6/30/30  1,975,000 2,151
American Tower, 1.45%, 9/15/26  2,975,000 2,955
Amgen, 2.77%, 9/1/53  447,000 413
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  2,120,000 2,860
Anthem, 4.65%, 1/15/43  915,000 1,130
Appalachian Power, 4.45%, 6/1/45  2,450,000 2,906
Apple, 1.65%, 5/11/30  2,345,000 2,305
Apple, 1.70%, 8/5/31  3,105,000 3,015
APT Pipelines, 4.25%, 7/15/27 (1) 620,000 703
Aptiv, 4.15%, 3/15/24  745,000 800
AT&T, 2.25%, 2/1/32  1,400,000 1,359
AT&T, 3.50%, 6/1/41  6,755,000 6,932
Atmos Energy, 4.15%, 1/15/43  1,500,000 1,719
Ausgrid Finance, 3.85%, 5/1/23 (1) 1,705,000 1,769
AutoZone, 3.125%, 4/21/26  650,000 700
Baidu, 3.875%, 9/29/23  2,000,000 2,114
Baltimore Gas & Electric, 3.35%, 7/1/23  1,750,000 1,822
Banco Santander, 3.125%, 2/23/23  1,000,000 1,035
Banco Santander, 3.49%, 5/28/30  200,000 214
Banco Santander, 3.848%, 4/12/23  2,000,000 2,101
Banco Santander Chile, 2.70%, 1/10/25 (1) 1,322,000 1,377
Banco Santander Mexico, 5.375%, 4/17/25 (1) 1,110,000 1,242
Bank of America, 4.20%, 8/26/24  600,000 656
Bank of America, 6.11%, 1/29/37  900,000 1,214
Bank of America, 6.75%, 6/1/28  700,000 904
Bank of America, VR, 2.299%, 7/21/32 (8) 2,240,000 2,207
Bank of America, VR, 2.676%, 6/19/41 (8) 3,450,000 3,295
Bank of America, Series N, VR, 2.651%, 3/11/32 (8) 2,325,000 2,359
Banner Health, 1.897%, 1/1/31  670,000 664

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Barclays, VR, 2.852%, 5/7/26 (8) 1,880,000 1,974
Barclays Bank, 1.70%, 5/12/22  700,000 706
BAT Capital, 4.39%, 8/15/37  1,385,000 1,488
Baylor Scott & White Holdings, 3.967%, 11/15/46  1,850,000 2,215
Becton Dickinson & Company, 2.823%, 5/20/30  1,380,000 1,445
Becton Dickinson & Company, 3.70%, 6/6/27  1,956,000 2,164
Berkshire Hathaway Energy, 5.15%, 11/15/43  1,350,000 1,761
Biogen, 3.625%, 9/15/22  1,095,000 1,130
BNP Paribas, VR, 2.219%, 6/9/26 (1)(8) 1,315,000 1,345
BNP Paribas, VR, 2.871%, 4/19/32 (1)(8) 3,100,000 3,170
Boardwalk Pipelines, 4.45%, 7/15/27  385,000 432
Boardwalk Pipelines, 4.95%, 12/15/24  780,000 862
Booking Holdings, 3.60%, 6/1/26  2,020,000 2,222
Booking Holdings, 3.65%, 3/15/25  1,515,000 1,641
Boral Finance, 3.00%, 11/1/22 (1) 220,000 224
Boston Properties, 3.125%, 9/1/23  625,000 651
Boston Properties, 3.65%, 2/1/26  1,165,000 1,270
BPCE, 3.00%, 5/22/22 (1) 425,000 432
BPCE, 4.00%, 9/12/23 (1) 1,350,000 1,436
BPCE, 4.50%, 3/15/25 (1) 1,000,000 1,100
BPCE, 5.70%, 10/22/23 (1) 1,700,000 1,861
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1) 1,110,000 1,115
Bristol-Myers Squibb, 3.55%, 8/15/22  1,700,000 1,744
Brixmor Operating Partnership, 3.90%, 3/15/27  565,000 620
Brixmor Operating Partnership, 4.125%, 6/15/26  1,220,000 1,347
Burlington Northern Santa Fe, 4.375%, 9/1/42  1,400,000 1,719
Burlington Northern Santa Fe, 6.15%, 5/1/37  650,000 939
Camden Property Trust, 2.95%, 12/15/22  565,000 577
Cameron LNG, 2.902%, 7/15/31 (1) 575,000 609
Cameron LNG, 3.701%, 1/15/39 (1) 475,000 523
Canadian Natural Resources, 2.95%, 7/15/30  1,700,000 1,755
Capital One Financial, 3.65%, 5/11/27  1,215,000 1,343
Capital One Financial, VR, 2.359%, 7/29/32 (8) 2,810,000 2,751
Cardinal Health, 3.41%, 6/15/27  1,570,000 1,710
Cardinal Health, 3.75%, 9/15/25  1,005,000 1,090
Carpenter Technology, 4.45%, 3/1/23  790,000 817
CC Holdings, 3.849%, 4/15/23  440,000 462
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (1) 505,000 545
Charter Communications Operating, 3.70%, 4/1/51  1,425,000 1,387
Charter Communications Operating, 4.908%, 7/23/25  2,465,000 2,770
Chevron, 1.995%, 5/11/27  1,155,000 1,192
Cigna, 3.00%, 7/15/23  810,000 844
Cigna, 3.75%, 7/15/23  1,252,000 1,323
Citigroup, VR, 2.976%, 11/5/30 (8) 2,750,000 2,887
Citigroup, VR, 4.075%, 4/23/29 (8) 2,000,000 2,240
CMS Energy, 4.70%, 3/31/43  840,000 1,020

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CMS Energy, 4.875%, 3/1/44  1,200,000 1,528
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (1) 2,400,000 2,382
Comcast, 1.95%, 1/15/31  1,280,000 1,259
Comcast, 2.65%, 2/1/30  1,455,000 1,521
Comcast, 3.45%, 2/1/50  1,200,000 1,269
Comcast, 4.15%, 10/15/28  2,455,000 2,820
CommonSpirit Health, 2.76%, 10/1/24  960,000 1,011
CommonSpirit Health, 2.782%, 10/1/30  755,000 778
ConocoPhillips, 3.75%, 10/1/27 (1) 665,000 739
Cox Communications, 2.95%, 10/1/50 (1) 2,775,000 2,613
Credit Agricole, 3.75%, 4/24/23 (1) 2,125,000 2,231
Credit Suisse Group, VR, 2.593%, 9/11/25 (1)(8) 2,095,000 2,165
Credit Suisse Group, VR, 2.997%, 12/14/23 (1)(8) 1,385,000 1,421
CRH America Finance, 3.95%, 4/4/28 (1) 2,600,000 2,916
Crown Castle International, 2.25%, 1/15/31  1,440,000 1,408
Crown Castle Towers, 3.663%, 5/15/25 (1) 485,000 510
Crown Castle Towers, 3.72%, 7/15/23 (1) 490,000 501
CVS Health, 1.875%, 2/28/31  1,745,000 1,687
CVS Health, 2.70%, 8/21/40  660,000 629
Danone, 2.947%, 11/2/26 (1) 1,925,000 2,053
Danske Bank, VR, 3.244%, 12/20/25 (1)(8) 2,940,000 3,115
Delta Air Lines, 3.80%, 4/19/23  765,000 794
Diamondback Energy, 2.875%, 12/1/24  2,485,000 2,609
Diamondback Energy, 4.75%, 5/31/25  1,215,000 1,355
Discover Bank, 2.70%, 2/6/30  2,000,000 2,075
Discover Financial Services, 3.75%, 3/4/25  590,000 637
Dominion Energy, Series B, 2.75%, 9/15/22  200,000 203
Duke Energy, 2.65%, 9/1/26  640,000 675
Duke Energy, 3.75%, 9/1/46  500,000 531
Eaton Vance, 3.625%, 6/15/23  750,000 788
Enbridge, 4.00%, 10/1/23  690,000 731
Enbridge, 4.25%, 12/1/26  590,000 661
Enbridge Energy Partners, 5.50%, 9/15/40  245,000 312
Energy Transfer, 3.75%, 5/15/30  765,000 826
Energy Transfer, 5.25%, 4/15/29  1,225,000 1,435
Eni, Series X-R, 4.00%, 9/12/23 (1) 780,000 829
EOG Resources, 2.625%, 3/15/23  500,000 514
Equitable Financial Life Global Funding, 1.40%, 7/7/25 (1) 780,000 783
Equitable Holdings, 3.90%, 4/20/23  478,000 502
ERAC USA Finance, 3.85%, 11/15/24 (1) 435,000 470
ERAC USA Finance, 4.50%, 2/15/45 (1) 505,000 615
Essex Portfolio, 2.65%, 3/15/32  1,430,000 1,442
Federal Realty Investment Trust, 2.75%, 6/1/23  1,500,000 1,543
Fidelity National Financial, 4.50%, 8/15/28  2,065,000 2,352
Fifth Third Bancorp, 3.50%, 3/15/22  340,000 344
First American Financial, 4.60%, 11/15/24  415,000 455

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FirstEnergy Transmission, 4.35%, 1/15/25 (1) 1,310,000 1,426
Fiserv, 3.20%, 7/1/26  1,100,000 1,189
FMR, 4.95%, 2/1/33 (1) 740,000 923
GATX, 4.35%, 2/15/24  2,105,000 2,269
GE Capital International Funding, 4.418%, 11/15/35  2,200,000 2,635
General Motors, 4.00%, 4/1/25  1,120,000 1,219
General Motors Financial, 2.40%, 4/10/28  3,205,000 3,241
General Motors Financial, 3.45%, 1/14/22  1,400,000 1,409
General Motors Financial, 4.20%, 11/6/21  1,335,000 1,339
George Washington University, Series 2014, 4.30%, 9/15/44  975,000 1,216
Gilead Sciences, 3.25%, 9/1/22  875,000 894
Goldman Sachs Group, 5.75%, 1/24/22  380,000 386
Goldman Sachs Group, 6.75%, 10/1/37  700,000 1,001
Goldman Sachs Group, VR, 2.615%, 4/22/32 (8) 1,300,000 1,317
Goldman Sachs Group, VR, 2.908%, 7/21/42 (8) 1,710,000 1,688
Hasbro, 3.00%, 11/19/24  1,550,000 1,639
Hasbro, 3.55%, 11/19/26  1,760,000 1,916
HCA, 4.125%, 6/15/29  1,895,000 2,118
Healthcare Realty Trust, 3.625%, 1/15/28  1,075,000 1,174
Healthpeak Properties, 2.875%, 1/15/31  360,000 375
High Street Funding Trust I, 4.111%, 2/15/28 (1) 1,800,000 2,018
HSBC Bank USA, 5.875%, 11/1/34  950,000 1,225
HSBC Holdings, VR, 2.848%, 6/4/31 (8) 640,000 656
HSBC Holdings, VR, 3.262%, 3/13/23 (8) 1,800,000 1,823
Humana, 2.15%, 2/3/32  1,145,000 1,119
Hyatt Hotels, 3.375%, 7/15/23  275,000 285
Hyundai Capital America, 2.00%, 6/15/28 (1) 2,435,000 2,393
Iberdrola International, 6.75%, 9/15/33  1,000,000 1,379
Illinois Tool Works, 3.90%, 9/1/42  1,200,000 1,404
ING Groep, 3.15%, 3/29/22  560,000 568
Intercontinental Exchange, 3.45%, 9/21/23  1,440,000 1,521
Interpublic Group, 4.20%, 4/15/24  293,000 316
Intesa Sanpaolo, 3.125%, 7/14/22 (1) 1,875,000 1,914
Intesa Sanpaolo, 3.375%, 1/12/23 (1) 660,000 682
Invesco Finance, 3.125%, 11/30/22  480,000 495
JDE Peet's, 1.375%, 1/15/27 (1) 2,240,000 2,206
JPMorgan Chase, 3.375%, 5/1/23  1,080,000 1,128
JPMorgan Chase, VR, 2.522%, 4/22/31 (8) 1,620,000 1,647
JPMorgan Chase, VR, 2.956%, 5/13/31 (8) 3,820,000 3,968
JPMorgan Chase, VR, 3.559%, 4/23/24 (8) 1,875,000 1,963
Kaiser Foundation Hospitals, 3.50%, 4/1/22  625,000 635
Kansas City Southern, 2.875%, 11/15/29  2,115,000 2,221
Kansas City Southern, 3.50%, 5/1/50  1,695,000 1,783
Kilroy Realty, 3.45%, 12/15/24  1,350,000 1,438
Kilroy Realty, 4.375%, 10/1/25  480,000 532
L3Harris Technologies, 3.832%, 4/27/25  570,000 619

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Liberty Mutual Group, 4.25%, 6/15/23 (1) 410,000 435
Liberty Mutual Group, 4.85%, 8/1/44 (1) 1,700,000 2,073
Lloyds Banking Group, VR, 1.326%, 6/15/23 (8) 420,000 422
M&T Bank, 3.55%, 7/26/23  2,740,000 2,889
Manufacturers & Traders Trust, 3.40%, 8/17/27  250,000 274
Marsh & McLennan, 3.50%, 6/3/24  3,060,000 3,265
Mayo Clinic, Series 2013, 4.00%, 11/15/47  1,500,000 1,839
McDonald's, 1.45%, 9/1/25  940,000 952
MedStar Health, Series 20A, 3.626%, 8/15/49  905,000 994
Metropolitan Life Global Funding I, 3.45%, 10/9/21 (1) 2,605,000 2,606
Micron Technology, 4.185%, 2/15/27  2,940,000 3,304
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 2,640,000 2,954
Mississippi Power, 3.95%, 3/30/28  1,435,000 1,597
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25  2,200,000 2,273
Mondelez International Holdings Netherlands, 1.25%, 9/24/26 (1) 3,275,000 3,252
Moody's, 2.00%, 8/19/31  2,195,000 2,147
Morgan Stanley, 4.30%, 1/27/45  1,150,000 1,404
Morgan Stanley, 6.25%, 8/9/26  755,000 919
Morgan Stanley, VR, 3.971%, 7/22/38 (8) 1,445,000 1,658
NatWest Markets, 2.375%, 5/21/23 (1) 3,370,000 3,474
New York Life Global Funding, 1.10%, 5/5/23 (1) 600,000 606
NiSource, 3.49%, 5/15/27  1,730,000 1,887
NiSource, 3.95%, 3/30/48  1,775,000 2,012
Nordea Bank, 1.00%, 6/9/23 (1) 820,000 828
Norfolk Southern, 3.00%, 4/1/22  1,085,000 1,092
NSTAR Electric, 2.375%, 10/15/22  565,000 573
Nucor, 2.70%, 6/1/30  455,000 474
Nucor, 3.95%, 5/1/28  2,140,000 2,409
Nutrien, 4.00%, 12/15/26  830,000 927
Occidental Petroleum, 3.00%, 2/15/27  2,320,000 2,317
Omnicom Group, 3.60%, 4/15/26  830,000 909
O'Reilly Automotive, 3.60%, 9/1/27  1,825,000 2,031
O'Reilly Automotive, 3.80%, 9/1/22  370,000 378
Pacific Gas & Electric, 2.10%, 8/1/27  1,340,000 1,308
Packaging Corp. of America, 3.65%, 9/15/24  785,000 843
Packaging Corp. of America, 4.50%, 11/1/23  395,000 423
PayPal Holdings, 2.40%, 10/1/24  2,720,000 2,855
Perrigo Finance Unlimited, 3.15%, 6/15/30  1,510,000 1,555
Pioneer Natural Resources, 1.125%, 1/15/26  755,000 746
PNC Bank, 3.50%, 6/8/23  1,330,000 1,397
PNC Financial Services Group, 3.30%, 3/8/22  1,100,000 1,112
PPL Capital Funding, 3.10%, 5/15/26  2,200,000 2,340
Pricoa Global Funding I, 3.45%, 9/1/23 (1) 2,650,000 2,805
Principal Financial Group, 3.40%, 5/15/25  2,460,000 2,641
Protective Life Global Funding, 1.082%, 6/9/23 (1) 780,000 789
Providence Health & Services Obligated Group, 4.379%, 10/1/23  1,310,000 1,402

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
QUALCOMM, 2.15%, 5/20/30  2,605,000 2,637
QUALCOMM, 3.25%, 5/20/27  1,120,000 1,229
QVC, 4.375%, 3/15/23  770,000 803
QVC, 4.45%, 2/15/25  140,000 151
QVC, 4.85%, 4/1/24  1,645,000 1,775
RELX Capital, 3.00%, 5/22/30  945,000 1,003
RELX Capital, 3.50%, 3/16/23  840,000 875
Republic Services, 3.375%, 11/15/27  1,045,000 1,141
Rogers Communications, 3.625%, 12/15/25  610,000 664
Roper Technologies, 2.95%, 9/15/29  380,000 403
Roper Technologies, 3.80%, 12/15/26  1,085,000 1,205
Ross Stores, 1.875%, 4/15/31  450,000 434
Royal Bank of Canada, 1.60%, 4/17/23  2,075,000 2,114
Sabine Pass Liquefaction, 4.20%, 3/15/28  1,335,000 1,489
Sabine Pass Liquefaction, 4.50%, 5/15/30  560,000 644
San Diego Gas & Electric, Series TTT, 4.10%, 6/15/49  2,570,000 3,049
Santander U.K., 3.75%, 11/15/21  1,360,000 1,365
SBA Tower Trust, 2.836%, 1/15/25 (1) 1,135,000 1,177
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23  2,870,000 2,989
Simon Property Group, 3.80%, 7/15/50  1,865,000 2,054
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1) 422,000 446
Southeast Supply Header, 4.25%, 6/15/24 (1) 165,000 170
Spectra Energy Partners, 3.375%, 10/15/26  480,000 519
Spectra Energy Partners, 4.75%, 3/15/24  1,145,000 1,244
State Street, 3.10%, 5/15/23  265,000 277
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23  2,045,000 2,163
Suncor Energy, 3.10%, 5/15/25  665,000 707
Synchrony Financial, 4.25%, 8/15/24  1,575,000 1,701
Tampa Electric, 6.15%, 5/15/37  1,000,000 1,383
Teachers Insurance & Annuity Assn. of America, 4.90%,
9/15/44 (1) 1,800,000 2,341
Tencent Holdings, 2.985%, 1/19/23 (1) 960,000 986
Teva Pharmaceutical Finance IV, 3.65%, 11/10/21  730,000 731
Texas Instruments, 1.375%, 3/12/25  650,000 661
Thomson Reuters, 3.35%, 5/15/26  405,000 437
Time Warner Cable, 6.55%, 5/1/37  450,000 605
Time Warner Cable, 6.75%, 6/15/39  530,000 727
TJX, 1.60%, 5/15/31  375,000 361
Toronto-Dominion Bank, 3.50%, 7/19/23  1,235,000 1,304
Toronto-Dominion Bank, VR, 3.625%, 9/15/31 (8) 305,000 334
TotalEnergies Capital International, 2.986%, 6/29/41  2,630,000 2,672
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  1,645,000 1,982
Transurban Finance, 2.45%, 3/16/31 (1) 1,445,000 1,447
Transurban Finance, 3.375%, 3/22/27 (1) 395,000 426
Transurban Finance, 4.125%, 2/2/26 (1) 335,000 370
Travelers, 6.25%, 6/15/37  750,000 1,088

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Trinity Health, 4.125%, 12/1/45  725,000 894
Truist Financial, 1.95%, 6/5/30  1,250,000 1,252
UBS Group, 3.491%, 5/23/23 (1) 1,040,000 1,060
United Airlines PTT, Series 2014-2, Class B, 4.625%, 9/3/22  891,579 912
United Airlines PTT, Series 2019-1, Class AA, 4.15%, 8/25/31  1,036,613 1,126
UnitedHealth Group, 3.75%, 7/15/25  645,000 710
UnitedHealth Group, 4.75%, 7/15/45  1,235,000 1,613
Valero Energy, 2.85%, 4/15/25  260,000 274
VEREIT Operating Partnership, 3.10%, 12/15/29  2,130,000 2,266
VEREIT Operating Partnership, 3.95%, 8/15/27  1,490,000 1,668
Verizon Communications, 2.10%, 3/22/28  460,000 467
Verizon Communications, 2.65%, 11/20/40  4,470,000 4,224
Verizon Communications, 4.00%, 3/22/50  2,000,000 2,260
Verizon Communications, 4.272%, 1/15/36  870,000 1,018
Visa, 2.15%, 9/15/22  2,420,000 2,462
Vistra Operations, 3.55%, 7/15/24 (1) 1,370,000 1,442
VMware, 1.40%, 8/15/26  3,125,000 3,111
Vodafone Group, 4.25%, 9/17/50  775,000 892
Vodafone Group, 4.875%, 6/19/49  2,045,000 2,560
Volkswagen Group of America Finance, 3.35%, 5/13/25 (1) 1,395,000 1,489
Volkswagen Group of America Finance, 4.00%, 11/12/21 (1) 2,595,000 2,605
Vulcan Materials, 4.50%, 6/15/47  590,000 715
Walt Disney, 3.70%, 10/15/25  525,000 575
Weibo, 3.50%, 7/5/24  1,390,000 1,448
Wells Fargo, VR, 2.393%, 6/2/28 (8) 3,915,000 4,038
Wells Fargo, VR, 2.572%, 2/11/31 (8) 1,735,000 1,772
Wells Fargo, VR, 3.068%, 4/30/41 (8) 3,995,000 4,118
Williams, 5.10%, 9/15/45  1,735,000 2,150
Willis North America, 3.60%, 5/15/24  820,000 872
Willis North America, 4.50%, 9/15/28  1,370,000 1,567
Woodside Finance, 3.70%, 9/15/26 (1) 738,000 797
Woodside Finance, 3.70%, 3/15/28 (1) 1,187,000 1,269
WP Carey, 3.85%, 7/15/29  2,755,000 3,046
WPP Finance 2010, 3.75%, 9/19/24  1,310,000 1,421
Total Corporate Bonds (Cost $437,919) 466,215
EQUITY MUTUAL FUNDS 1.6%
T. Rowe Price Real Assets Fund - I Class (2) 6,116,163 86,115
Total Equity Mutual Funds (Cost $63,106) 86,115
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.3%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 510,000 627

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (1) 2,645,000 2,707
Hydro-Quebec, 8.40%, 1/15/22  200,000 204
Kingdom of Morocco, 4.25%, 12/11/22 (1) 1,400,000 1,450
Pertamina Persero, 4.30%, 5/20/23 (1) 1,250,000 1,317
Perusahaan Gas Negara, 5.125%, 5/16/24 (1) 1,105,000 1,215
Republic of Colombia, 4.00%, 2/26/24  275,000 288
Republic of Poland, 3.25%, 4/6/26  1,030,000 1,131
State Grid Overseas Investment, 3.75%, 5/2/23 (1) 1,175,000 1,230
United Mexican States, 2.659%, 5/24/31  3,439,000 3,326
Total Foreign Government Obligations & Municipalities (Cost
$12,919) 13,495
MUNICIPAL SECURITIES 0.8%
California 0.2%
California, Build America, GO, 7.625%, 3/1/40  2,200,000 3,659
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%,
3/1/33 (9) 695,000 760
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40  1,000,000 1,546
Univ. of California Regents, Series AJ, 4.601%, 5/15/31  1,625,000 1,903
Univ. of California Regents, Series J, 4.131%, 5/15/45  365,000 430
Univ. of California Regents, Build America, 5.77%, 5/15/43  750,000 1,041
9,339
Illinois 0.0%
Chicago O'Hare Int'l Airport, Build America, Series B, 6.395%,
1/1/40  755,000 1,135
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%, 1/1/30  975,000 988
Illinois Toll Highway Auth., Build America, Series A, 6.184%,
1/1/34  470,000 650
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, Series A-1, GO, 5.72%, 12/1/38  500,000 698
3,471
Maryland 0.1%
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
4.665%, 7/1/36  1,800,000 2,162
2,162
Michigan 0.1%
Detroit City School Dist., Qualified School Construction Bonds,
GO, 6.645%, 5/1/29  2,000,000 2,663
2,663
New Jersey 0.0%
New Jersey Turnpike Auth., Build America, Series F, 7.414%,
1/1/40  415,000 677
677

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
New York 0.1%
Metropolitan Transportation Auth., Build America, 7.336%,
11/15/39  240,000 389
Metropolitan Transportation Auth., Build America, Series A-1,
5.871%, 11/15/39  700,000 928
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
Build America, 5.508%, 8/1/37  950,000 1,269
New York City Water & Sewer System, Build America, 6.011%,
6/15/42  245,000 374
New York State Dormitory Auth., Build America, Series F,
Unrefunded Portion, 5.628%, 3/15/39  1,300,000 1,672
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  1,400,000 1,544
6,176
Ohio 0.0%
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29  1,225,000 1,373
1,373
Pennsylvania 0.0%
Philadelphia Auth. for IDA, 3.964%, 4/15/26  805,000 862
862
South Carolina 0.1%
South Carolina Public Service Auth., Series C, 5.784%, 12/1/41  2,000,000 2,776
2,776
Texas 0.2%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  1,820,000 1,823
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  1,155,000 1,210
Houston Airport System Revenue, Series C, 2.385%, 7/1/31  685,000 698
Tarrant County Cultural Ed. Fac. Fin., Series A, 4.366%, 11/15/47  1,200,000 1,462
Texas Private Activity Bond Surface Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  1,900,000 2,124
7,317
Utah 0.0%
Utah Transit Auth., Build America, Series B, 5.937%, 6/15/39  900,000 1,271
1,271
Virginia 0.0%
Virginia Commonwealth Transportation Board, Build America,
Series B, 5.35%, 5/15/35  690,000 846
Virginia Public Building Auth., Build America, Series B-2, 5.90%,
8/1/30  755,000 965
1,811
Total Municipal Securities (Cost $32,316) 39,898

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.8%
Angel Oak Mortgage Trust, Series 2020-3, Class A1, CMO, ARM,
1.691%, 4/25/65 (1) 657,769 662
Angel Oak Mortgage Trust, Series 2020-6, Class A2, CMO, ARM,
1.518%, 5/25/65 (1) 522,099 523
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO, ARM,
0.909%, 1/25/66 (1) 2,244,863 2,231
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO, ARM,
0.985%, 4/25/66 (1) 1,907,627 1,914
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class A, ARM, 1M
USD LIBOR + 0.93%, 1.014%, 12/15/36 (1) 2,530,000 2,531
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
USD LIBOR + 2.16%, 2.244%, 11/15/34 (1) 605,000 593
BBCMS Mortgage Trust, Series 2020-BID, Class A, ARM, 1M USD
LIBOR + 2.14%, 2.224%, 10/15/37 (1) 2,590,000 2,605
BFLD, Series 2019-DPLO, Class C, ARM, 1M USD LIBOR + 1.54%,
1.624%, 10/15/34 (1) 2,080,000 2,075
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class
65A, ARM, 4.411%, 5/15/52 (1) 800,000 829
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class
AS, 4.026%, 5/10/47  235,000 250
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50 (1) 1,532,909 1,556
Cold Storage Trust, Series 2020-ICE5, Class B, ARM, 1M USD
LIBOR + 1.30%, 1.384%, 11/15/37 (1) 2,118,345 2,120
Commercial Mortgage Trust, Series 2015-LC21, Class A4, 3.708%,
7/10/48  3,700,000 4,019
Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.244%,
10/10/29 (1) 2,160,000 2,238
Connecticut Avenue Securities, Series 2017-C04, Class 2ED2,
CMO, ARM, 1M USD LIBOR + 1.10%, 1.186%, 11/25/29  2,368,749 2,340
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1,
CMO, ARM, 0.899%, 4/25/66 (1) 673,372 673
Ellington Financial Mortgage Trust, Series 2019-2, Class A3, CMO,
ARM, 3.046%, 11/25/59 (1) 438,360 444
Ellington Financial Mortgage Trust, Series 2021-2, Class A1, CMO,
ARM, 0.931%, 6/25/66 (1) 852,241 853
Extended Stay America Trust, Series 2021-ESH, Class B, ARM, 1M
USD LIBOR + 1.38%, 1.464%, 7/15/38 (1) 1,218,660 1,224
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, CMO, ARM,
2.50%, 7/25/51 (1) 2,924,280 2,970
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C,
3.75%, 12/10/36 (1) 2,635,000 2,767
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (1) 230,414 233

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Galton Funding Mortgage Trust, Series 2019-H1, Class A1, CMO,
ARM, 2.657%, 10/25/59 (1) 204,138 207
Galton Funding Mortgage Trust, Series 2019-H1, Class A3, CMO,
ARM, 2.964%, 10/25/59 (1) 1,278,935 1,290
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M USD
LIBOR + 1.633%, 1.717%, 12/15/36 (1) 1,130,000 1,127
GS Mortgage Securities Trust, Series 2015-GC32, Class A4,
3.764%, 7/10/48  950,000 1,036
GS Mortgage Securities Trust, Series 2018-GS9, Class A4, ARM,
3.992%, 3/10/51  1,250,000 1,408
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.976%, 10/25/50 (1) 449,107 458
GS Mortgage-Backed Securities Trust, Series 2021-PJ5, Class A8,
CMO, ARM, 2.50%, 10/25/51 (1) 2,998,025 3,062
Homeward Opportunities Fund I Trust, Series 2019-3, Class A1,
CMO, ARM, 2.675%, 11/25/59 (1) 179,576 181
Homeward Opportunities Fund I Trust, Series 2019-3, Class A3,
CMO, ARM, 3.031%, 11/25/59 (1) 565,997 575
JPMorgan Barclays Bank Commercial Mortgage Securities Trust,
Series 2015-C31, Class A3, 3.801%, 8/15/48  2,414,978 2,616
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-609M, Class A, ARM, 1M USD LIBOR + 1.37%,
1.454%, 10/15/33 (1) 2,510,000 2,513
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 1,161,664 1,188
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 1,345,784 1,379
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B,
ARM, 1M USD LIBOR + 1.101%, 1.185%, 4/15/38 (1) 3,595,000 3,597
MHC Trust, Series 2021-MHC2, Class D, ARM, 1M USD LIBOR +
1.50%, 1.584%, 5/15/23 (1) 1,480,000 1,480
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, CMO,
ARM, 2.50%, 4/25/57 (1) 19,058 19
Mill City Mortgage Loan Trust, Series 2018-1, Class A1, CMO,
ARM, 3.25%, 5/25/62 (1) 743,603 758
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-
C17, Class B, ARM, 4.464%, 8/15/47  1,670,000 1,786
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C24, Class AS, ARM, 4.036%, 5/15/48  1,375,000 1,492
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C27, Class AS, 4.068%, 12/15/47  2,775,000 3,022
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-
C30, Class A5, 2.86%, 9/15/49  495,000 523
Morgan Stanley Capital I Trust, Series 2014-150E, Class A,
3.912%, 9/9/32 (1) 2,140,000 2,279
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A4, ARM,
3.779%, 5/15/48  1,440,000 1,563

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class D, ARM,
3.283%, 11/10/36 (1) 2,090,000 2,080
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-2,
Class A9, CMO, ARM, 2.50%, 5/25/51 (1) 623,912 626
New Orleans Hotel Trust, Series 2019-HNLA, Class C, ARM, 1M
USD LIBOR + 1.589%, 1.673%, 4/15/32 (1) 845,000 836
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class
A1, CMO, ARM, 2.71%, 11/25/59 (1) 1,115,508 1,129
OBX Trust, Series 2019-EXP3, Class 1A9, CMO, ARM, 3.50%,
10/25/59 (1) 406,396 412
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M USD
LIBOR + 1.10%, 1.186%, 10/25/59 (1) 241,495 245
PSMC Trust, Series 2021-2, Class A3, CMO, ARM, 2.50%,
5/25/51 (1) 2,568,529 2,615
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO, ARM,
4.00%, 6/25/48 (1) 438,871 444
SFO Commercial Mortgage Trust, Series 2021-555, Class B, ARM,
1M USD LIBOR + 1.50%, 1.584%, 5/15/38 (1) 1,560,000 1,564
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 197,279 198
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A1,
CMO, ARM, 2.61%, 9/27/49 (1) 101,312 103
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
CMO, ARM, 2.916%, 9/27/49 (1) 677,592 684
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A1,
CMO, ARM, 1.027%, 11/25/55 (1) 873,696 872
Starwood Mortgage Residential Trust, Series 2021-2, Class A2,
CMO, ARM, 1.172%, 5/25/65 (1) 704,281 704
Structured Agency Credit Risk Debt Notes, Series 2020-DNA6,
Class M1, CMO, ARM, SOFR30A + 0.90%, 0.95%, 12/25/50 (1) 290,842 291
Structured Agency Credit Risk Debt Notes, Series 2020-HQA5,
Class M1, CMO, ARM, SOFR30A + 1.10%, 1.15%, 11/25/50 (1) 178,961 179
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M1, CMO, ARM, SOFR30A + 0.80%, 0.85%, 8/25/33 (1) 1,452,336 1,454
Structured Agency Credit Risk Debt Notes, Series 2021-DNA3,
Class M2, CMO, ARM, SOFR30A + 2.10%, 2.15%, 10/25/33 (1) 835,000 852
Structured Agency Credit Risk Debt Notes, Series 2021-HQA1,
Class M1, CMO, ARM, SOFR30A + 0.70%, 0.75%, 8/25/33 (1) 2,115,968 2,117
Towd Point Mortgage Trust, Series 2016-1, Class A1B, CMO, ARM,
2.75%, 2/25/55 (1) 13,863 14
Towd Point Mortgage Trust, Series 2016-2, Class A1A, CMO, ARM,
2.75%, 8/25/55 (1) 143,624 144
Towd Point Mortgage Trust, Series 2016-3, Class A1, CMO, ARM,
2.25%, 4/25/56 (1) 96,088 96
Towd Point Mortgage Trust, Series 2017-1, Class A1, CMO, ARM,
2.75%, 10/25/56 (1) 143,046 145

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Towd Point Mortgage Trust, Series 2017-6, Class A1, CMO, ARM,
2.75%, 10/25/57 (1) 597,315 609
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO, ARM,
3.00%, 1/25/58 (1) 318,177 325
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59 (1) 940,146 954
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 2.692%, 11/25/59 (1) 1,471,114 1,493
Verus Securitization Trust, Series 2021-1, Class A1, CMO, ARM,
0.815%, 1/25/66 (1) 987,409 986
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1,
Class A1, CMO, ARM, 2.50%, 12/25/50 (1) 1,511,466 1,533
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class B,
ARM, 4.723%, 3/15/47  610,000 645
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$92,135) 93,558
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 7.9%
U.S. Government Agency Obligations 5.7%
Federal Home Loan Mortgage
1.749%, 2/25/22  49,179 49
1.785%, 9/25/22  263,457 265
1.875%, 4/25/22  84,590 85
2.206%, 6/25/25  1,058,955 1,092
2.50%, 5/1/30  1,187,973 1,246
2.777%, 4/25/23  223,229 228
2.952%, 2/25/27  1,087,856 1,154
3.00%, 1/1/29 - 8/1/43  4,279,409 4,581
3.50%, 3/1/42 - 3/1/46  7,122,791 7,749
4.00%, 9/1/40 - 6/1/42  2,369,527 2,617
4.50%, 6/1/39 - 5/1/42  1,446,594 1,620
5.00%, 12/1/35 - 8/1/40  630,781 718
5.50%, 1/1/38 - 12/1/39  200,439 233
6.00%, 2/1/28 - 8/1/38  18,993 22
6.50%, 8/1/32  9,533 11
7.00%, 6/1/32  13,471 14
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.726%, 1.976%, 7/1/35  31,140 33
12M USD LIBOR + 1.75%, 2.125%, 2/1/35  34,390 36
12M USD LIBOR + 1.829%, 2.203%, 2/1/37  22,888 24
12M USD LIBOR + 1.929%, 2.314%, 12/1/36  41,278 44
12M USD LIBOR + 2.029%, 2.448%, 11/1/36  23,162 23
1Y CMT + 2.25%, 2.326%, 10/1/36  8,436 9
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  875,915 145

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal Home Loan Mortgage, UMBS
2.00%, 1/1/36  4,208,877 4,359
2.50%, 5/1/51 - 8/1/51  5,232,260 5,422
3.00%, 11/1/34 - 1/1/50  6,018,436 6,427
3.50%, 6/1/33  450,399 483
4.00%, 12/1/49 - 2/1/50  2,933,659 3,158
4.50%, 5/1/50  323,956 352
5.50%, 5/1/44  1,084,397 1,247
Federal National Mortgage Assn.
3.50%, 6/1/42 - 1/1/44  3,127,887 3,376
4.00%, 11/1/40  952,056 1,042
4.50%, 7/1/40  721,499 797
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.568%, 1.841%, 7/1/35  16,041 16
12M USD LIBOR + 1.855%, 2.23%, 1/1/37  3,412 3
Federal National Mortgage Assn., CMO, 4.00%, 6/25/44  79,862 80
Federal National Mortgage Assn., UMBS
2.00%, 5/1/36  4,699,328 4,869
2.50%, 10/1/31 - 10/1/51  14,280,303 14,804
3.00%, 1/1/27 - 7/1/50  41,589,154 44,353
3.50%, 11/1/26 - 1/1/48  17,798,821 19,150
4.00%, 11/1/40 - 11/1/49  16,539,303 18,095
4.50%, 10/1/26 - 5/1/50  9,443,233 10,422
5.00%, 2/1/34 - 1/1/49  2,708,317 3,069
5.50%, 2/1/35 - 5/1/44  3,178,991 3,681
6.00%, 3/1/28 - 1/1/41  2,130,766 2,478
6.50%, 3/1/24 - 8/1/38  326,918 380
7.00%, 9/1/25 - 4/1/32  26,093 29
7.50%, 9/1/26  155 —
8.00%, 8/1/24 - 7/1/26  347 —
UMBS, TBA(10)
2.00%, 11/1/51  72,405,000 72,470
2.50%, 10/1/51  37,155,000 38,309
3.00%, 10/1/51  3,630,000 3,798
4.00%, 10/1/51  6,355,000 6,809
4.50%, 10/1/51  6,015,000 6,505
297,981
U.S. Government Obligations 2.2%
Government National Mortgage Assn.
2.50%, 8/20/51 - 10/20/51  20,510,108 21,155
3.00%, 9/15/42 - 7/20/51  21,057,429 22,018
3.50%, 9/15/41 - 8/20/51  21,085,580 22,569
4.00%, 2/15/41 - 10/20/50  10,347,961 11,124
4.50%, 6/15/39 - 8/20/47  4,496,093 4,945
5.00%, 12/20/34 - 6/20/49  6,333,537 6,984

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
5.50%, 2/20/34 - 3/20/49  2,624,005 2,909
6.00%, 8/20/34 - 4/15/36  78,668 92
6.50%, 6/15/23 - 3/15/26  21,451 24
7.50%, 3/15/23 - 9/15/26  7,803 7
8.00%, 4/15/22 - 11/15/25  8,206 8
8.50%, 6/20/25 - 6/20/26  2,958 3
Government National Mortgage Assn., ARM, 1Y CMT + 1.50%,
2.25%, 8/20/23  261 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  326,769 336
Government National Mortgage Assn., TBA(10)
2.00%, 10/20/51  17,955,000 18,214
3.50%, 11/20/51  3,602,000 3,789
114,177
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $404,290) 412,158
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 6.9%
U.S. Treasury Obligations 6.9%
U.S. Treasury Bonds, 1.125%, 5/15/40  8,565,000 7,403
U.S. Treasury Bonds, 1.375%, 8/15/50  7,165,000 6,049
U.S. Treasury Bonds, 1.875%, 2/15/41  12,035,000 11,775
U.S. Treasury Bonds, 1.875%, 2/15/51  14,435,000 13,772
U.S. Treasury Bonds, 2.00%, 2/15/50  23,200,000 22,794
U.S. Treasury Bonds, 2.375%, 5/15/51  3,665,000 3,912
U.S. Treasury Bonds, 2.50%, 2/15/46  2,975,000 3,218
U.S. Treasury Bonds, 2.75%, 8/15/47  16,080,000 18,258
U.S. Treasury Bonds, 2.875%, 8/15/45 (11) 4,185,000 4,826
U.S. Treasury Bonds, 3.00%, 11/15/44  2,990,000 3,510
U.S. Treasury Bonds, 3.00%, 5/15/45  10,640,000 12,519
U.S. Treasury Bonds, 3.00%, 11/15/45  11,185,000 13,184
U.S. Treasury Bonds, 3.00%, 2/15/47  1,150,000 1,363
U.S. Treasury Bonds, 3.00%, 2/15/48  2,000,000 2,379
U.S. Treasury Bonds, 3.00%, 8/15/48  3,905,000 4,654
U.S. Treasury Bonds, 7.25%, 8/15/22  100,000 106
U.S. Treasury Notes, 0.125%, 1/31/23  35,985,000 35,974
U.S. Treasury Notes, 0.125%, 3/31/23  17,510,000 17,494
U.S. Treasury Notes, 0.25%, 5/31/25  26,450,000 26,008
U.S. Treasury Notes, 0.375%, 4/30/25  19,895,000 19,677
U.S. Treasury Notes, 0.375%, 11/30/25  36,535,000 35,839
U.S. Treasury Notes, 0.625%, 5/15/30  16,700,000 15,591
U.S. Treasury Notes, 0.75%, 3/31/26  5,970,000 5,929
U.S. Treasury Notes, 0.75%, 8/31/26  9,045,000 8,949

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 0.75%, 1/31/28  1,185,000 1,151
U.S. Treasury Notes, 0.875%, 6/30/26  38,525,000 38,387
U.S. Treasury Notes, 0.875%, 11/15/30  7,500,000 7,120
U.S. Treasury Notes, 1.125%, 2/15/31  7,555,000 7,319
U.S. Treasury Notes, 1.25%, 8/15/31  4,730,000 4,616
U.S. Treasury Notes, 1.625%, 11/15/22  315,000 320
U.S. Treasury Notes, 1.625%, 5/15/31  3,070,000 3,106
357,202
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $354,447) 357,202
SHORT-TERM INVESTMENTS 6.4%
Money Market Funds 6.4%
T. Rowe Price Treasury Reserve Fund, 0.05% (2)(12) 333,393,637 333,394
Total Short-Term Investments (Cost $333,394) 333,394
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.3%
Short-Term Funds 0.3%
T. Rowe Price Short-Term Fund, 0.07% (2)(12) 1,725,150 17,252
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 17,252
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.1%
Short-Term Funds 0.1%
T. Rowe Price Short-Term Fund, 0.07% (2)(12) 176,739 1,767
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 1,767
Total Securities Lending Collateral (Cost $19,019) 19,019
Total Investments in Securities 103.2%
(Cost $3,672,723) $ 5,370,160
Other Assets Less Liabilities (3.2)% (165,935)
Net Assets 100.0% $ 5,204,225
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$212,948 and represents 4.1% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) All or a portion of this security is on loan at September 30, 2021.
(6) Level 3 in fair value hierarchy.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $7,709 and represents 0.1% of net assets.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(9) Insured by Assured Guaranty Municipal Corporation
(10) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $149,894 and represents 2.9% of net assets.
(11) At September 30, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(12) Seven-day yield
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HHEFA Health & Higher Educational Facility Authority

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured Overnight Financing Rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Balanced Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S37, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/26 41,200 996 1,013 (17)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (17)
Total Centrally Cleared Swaps (17)
Net payments (receipts) of variation margin to date (4)
Variation margin receivable (payable) on centrally cleared swaps $ (21)
** Includes interest purchased or sold but not yet collected of $13.

T. ROWE PRICE Balanced Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 315 U.S. Treasury Notes five year contracts 12/21 38,664 $ (283)
Long, 69 U.S. Treasury Notes ten year contracts 12/21 9,081 (125)
Long, 159 U.S. Treasury Notes two year contracts 12/21 34,989 (23)
Net payments (receipts) of variation margin to date 474
Variation margin receivable (payable) on open futures contracts $ 43

T. ROWE PRICE Balanced Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I
Class, 3.15%  $ — $ — $ —
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 3.73%  (542) 1,721 9,785
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, 2.66%  117 1,227 —
T. Rowe Price Real Assets Fund - I Class  1,016 10,602 —
T. Rowe Price Treasury Reserve Fund, 0.05% — — 83
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ 591# $ 13,550 $ 9,868+

T. ROWE PRICE Balanced Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Inflation
Protected Bond Fund - I Class,
3.15%  $ 16 $ — $ — $ 16
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
3.73%  226,215 47,403 10,541 264,798
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, 2.66%  37 59,350 18,883 41,731
T. Rowe Price Real Assets Fund
- I Class  74,972 9,525 8,984 86,115
T. Rowe Price Treasury Reserve
Fund, 0.05% 252,702  ¤  ¤ 333,394
T. Rowe Price Short-Term Fund,
0.07% 4,951  ¤  ¤ 19,019
Total $ 745,073^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $9,868 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $716,837.

T. ROWE PRICE Balanced Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Balanced Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Balanced Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Balanced Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Balanced Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F68-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,431,215 $ — $ 1,431,215
Bond Mutual Funds 306,545 — — 306,545
Common Stocks 2,253,192 930,293 1,286 3,184,771
Convertible Bonds — — 2,012 2,012
Convertible Preferred Stocks — 2,678 4,411 7,089
Equity Mutual Funds 86,115 — — 86,115
Short-Term Investments 333,394 — — 333,394
Securities Lending Collateral 19,019 — — 19,019
Total $ 2,998,265 $ 2,364,186 $ 7,709 $ 5,370,160
Liabilities
Swaps* $ — $ 17 $ — $ 17
Futures Contracts* 431 — — 431
Total $ 431 $ 17 $ — $ 448
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.